Offerings - Offering: 1	Nov. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value (1)
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	16.475
Maximum Aggregate Offering Price	$ 823,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 113.76
Offering Note
(1)Represents shares of common stock issuable to our non-executive directors in connection with certain director compensation payable in common stock, cash, or a combination of common stock and cash at the option of the director. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold and shares that may become issuable by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.
Calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low price per share of our common stock as reported on the New York Stock Exchange on November 20, 2025.